Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income	$ 142,844	$ 105,382	$ 65,128
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and accretion	(6,178)	23,327	19,423
Provision for loan losses	30,908	19,060	5,145
Share-based compensation cost	13,906	11,985	10,703
Gain on sale of assets, net	(2,539)	(14)	(251)
Gain on sale of securities available for sale	(1,575)	(771)	(2,277)
Gain on sale of OREO, net	(5,552)	(4,221)	(6,022)
Impairment of FDIC loss share receivables and other long-lived assets	6,954	6,437	37,893
Amortization of premium/discount on securities, net	18,195	13,793	18,953
Expense (benefit) for deferred income taxes	4,551	(25,027)	(35,930)
Originations of mortgage loans held for sale	(2,464,588)	(1,675,538)	(2,116,460)
Proceeds from sales of mortgage loans held for sale	2,516,110	1,716,565	2,320,885
Gain on sale of mortgage loans held for sale, net	(83,131)	(59,156)	(65,393)
Tax benefit associated with share-based payment arrangements	(580)	(2,105)	(886)
Change in other assets, net of other assets acquired	13,925	11,770	(17,559)
Other operating activities, net	12,873	(22,124)	76,431
Net Cash Provided by Operating Activities	196,123	119,363	309,783
Cash Flows from Investing Activities
Proceeds from sales of securities available for sale	228,604	61,702	44,677
Proceeds from maturities, prepayments and calls of securities available for sale	473,142	488,699	709,977
Purchases of securities available for sale	(1,063,460)	(703,179)	(1,026,290)
Proceeds from maturities, prepayments and calls of securities held to maturity	22,939	36,182	55,706
Purchases of securities held to maturity	(5,833)	0	(5,901)
Reimbursement of recoverable covered asset losses (to) from the FDIC	(932)	5,734	68,233
Increase in loans, net of loans acquired	(703,946)	(824,437)	(1,030,545)
Proceeds from sale of premises and equipment	13,309	5,129	8,714
Purchases of premises and equipment, net of premises and equipment acquired	(19,502)	(29,841)	(16,941)
Proceeds from disposition of OREO	55,025	84,429	116,612
Cash paid for additional investment in tax credit entities	(9,671)	(13,191)	(2,213)
Cash received in excess of cash paid for acquisitions	425,581	188,803	0
Other investing activities, net	13,772	(12,785)	(2,636)
Net Cash Used in Investing Activities	(570,972)	(712,755)	(1,080,607)
Cash Flows from Financing Activities
Increase (decrease) in deposits, net of deposits acquired	968,746	641,026	(10,689)
Net change in short-term borrowings, net of borrowings acquired	(520,653)	110,298	377,299
Proceeds from long-term debt	63,198	54,637	2,867
Repayments of long-term debt	(201,259)	(22,871)	(144,609)
Cash dividends paid on common stock	(52,318)	(43,070)	(40,332)
Proceeds from common stock transactions	5,535	11,693	8,101
Payments to repurchase common stock	(3,620)	(3,727)	(2,280)
Net proceeds from issuance of preferred stock	76,812	0	0
Tax benefit associated with share-based payment arrangements	580	2,105	886
Net Cash Provided by Financing Activities	337,021	750,091	191,243
Net (Decrease) Increase In Cash and Cash Equivalents	(37,828)	156,699	(579,581)
Cash and Cash Equivalents at Beginning of Period	548,095	391,396	970,977
Cash and Cash Equivalents at End of Period	510,267	548,095	391,396
Supplemental Schedule of Non-cash Activities
Acquisition of real estate in settlement of loans	21,690	27,050	93,040
Common stock issued in acquisitions	474,753	214,665	0
Cash paid for:
Interest on deposits and borrowings	58,556	43,210	47,466
Income taxes, net	$ 53,476	$ 52,094	$ 29,063